Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	¥ 7,604,933	$ 1,071,132
Operating lease liabilities, current	3,482,876	490,553
Operating lease liabilities, noncurrent	4,035,598	$ 568,402
Total operating lease liabilities	¥ 7,518,474